PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 2,741	$ 2,606
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	2,695	2,554
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	1,594	1,543
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	967	861
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	134	150
Provisions for social plans (non-current)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 46	$ 52